S000009419 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Medical Equipment Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.28%	3.47%	12.67%
iShares U.S. Medical Devices ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	3.09%	12.22%
Performance Inception Date				May 01, 2006
iShares U.S. Medical Devices ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	2.98%	12.11%
iShares U.S. Medical Devices ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	2.37%	10.21%